Critical accounting estimates and judgments (Details) - USD ($) $ / shares in Units, $ in Millions		Jun. 30, 2026		Mar. 31, 2026	Dec. 31, 2025	Jun. 30, 2025	[2]	Mar. 31, 2025	Dec. 31, 2024
Critical accounting estimates and assumptions [Line Items]
Cash and cash equivalents	[1]	$ 1,073.5			$ 825.7
Cash and cash equivalents if different from statement of financial position		1,093.4	[2]	$ 966.5	853.3	$ 533.1		$ 629.0	$ 578.0
Cash and cash equivalents held for sale		19.9			27.6
Deferred income tax liabilities		42.5			40.4
Deferred income tax assets		$ 77.6			$ 65.1
MTN Group
Critical accounting estimates and assumptions [Line Items]
Price per share of entity's shares in merger agreement		$ 8.5

[1]	Excludes $19.9 million cash classified within assets held for sale as of June 30, 2026 (December 31, 2025: $27.6 million) (see note 21.2)
[2]	Includes $19.9 million classified within assets held for sale as of June 30, 2026 (see note 21.2)